Unaudited condensed consolidated statements of cash flows (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Non-cash investing and financing activities
Capital expenditures included in liabilities at the end of the period	$ 20,215	$ 12,744
Capital expenditures included in liabilities at the end of the period - Right-of-use assets	3,045	107
Receivable from related parties - Disposal of non-current assets	2,457
Equity raising costs included in liabilities at the end of the period	1,113	661
Loan issuance costs included in liabilities at the end of the period	335	1,989
Dividend declared included in liabilities at the end of the period	2,516
Liabilities related to leases at the end of the period	$ 336	$ 335